Supplementary Cash Flow Information	6 Months Ended
Jun. 30, 2026
Supplemental Cash Flow Elements [Abstract]
Supplementary Cash Flow Information	SUPPLEMENTARY CASH FLOW INFORMATION

	Quarter		Year-to-Date
($ millions)	2026	2025	2026	2025
Periods ended June 30
Change in working capital
Accounts receivable and other current assets	61	106	65	82
Prepaid expenses	(30)	(25)	(39)	(20)
Inventories	(24)	(36)	(10)	(32)
Regulatory assets - current portion	(33)	24	(35)	20
Accounts payable and other current liabilities	(7)	(173)	54	(40)
Regulatory liabilities - current portion	46	(28)	32	(65)
	13	(132)	67	(55)

Non-cash financing activity
Common share dividends reinvested	114	118	231	233

As at June 30			2026	2025
Non-cash investing activities
Accrued capital expenditures			858	664
Accrued contributions in aid of construction			13	10